S000003867 [Member] Investment Objectives and Goals - BlackRock Capital Appreciation Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About BlackRock Capital Appreciation Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of BlackRock Capital Appreciation Portfolio (the “Capital Appreciation Portfolio” or the “Fund”), a series of BlackRock Series Fund, Inc. (the “Corporation”), is to seek long-term growth of capital.